Stock-Based Compensation and Stock Options, Awards and Units - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 Non-vested stock options and stock purchases [Member]	Sep. 30, 2013 Stock Options [Member]	Sep. 30, 2013 Non-vested stock awards [Member]	Sep. 30, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capitalized stock-based employee compensation cost	$ 0	$ 0	$ 0	$ 0
Tax provision related to stock-based compensation	0	0
Recognized tax benefit associated with stock-based compensation expense	0	0
Total amount of unrecognized compensation cost					121,000	200,000		100,000
Weighted average period expected to be recognized, total unrecognized compensation cost, in years					7 months 28 days		7 months 28 days		7 months 21 days
Total fair value of restricted stock awards			283,000
Company retained purchase rights on unvested restricted stock awards, shares									547,000	1,453,084	938,976	2,448,273
Stock options of common stock exercisable, shares	6,905,174		6,905,174
Stock options, aggregate intrinsic value	$ 125,000		$ 125,000
Stock options exercised during the period			0